Loss per share	12 Months Ended
Oct. 31, 2019
Earnings per share [abstract]
Loss per share [Text block]

14. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

Numerator	2021	2020	2019
Loss attributable to common shareholders	$(1,012,978)	$(1,245,393)	$(2,832,864)
Loss used in computation of basic and diluted loss per share	$(1,012,978)	$(1,245,393)	$(2,832,864)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	422,613,046	377,380,476	288,398,051

For the years ended October 31, 2021, 2020, and 2019, all stock options and conversion features were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.